USD ($)

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 23 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Fixed Income Absolute Return Fund	Class A		Class B		Class C		Class P	Class R	Class R6	Class Y
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.00%		none		none		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	1.00%	[3]	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over two years.
[3]	This charge is eliminated after one year.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

PUTNAM INVESTMENTS	331944 – 11/22

Expense Example - Putnam Fixed Income Absolute Return Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	475	636	811	1,316
Class B	199	309	536	1,133	99	309	536	1,133
Class C	255	480	829	1,610	155	480	829	1,610
Class P	53	167	291	653
Class R	104	325	563	1,248
Class R6	53	167	291	653
Class Y	53	167	291	653